Consolidated Statements of Operations (10K) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 766	$ 728
Maintenance	749	690
Total revenues	1,515	1,418
Cost of sales:
Product	199	64
Maintenance	191	280
Research and development	1,931	2,073
Sales and marketing expense	1,264	1,272
General and administrative expense	1,743	2,026
Total operating costs and expenses	5,328	5,715
Loss from operations	(3,813)	(4,297)
Other income (expense), net	50	(23)
Interest expense:
Related party		(436)
Other	(259)
Amortization of debt discount and deferred financing cost:
Related party		(44)
Loss on extinguishment of debt, related party		(67)
Gain on derivative liability	7	103
Net loss	(4,015)	(4,764)
Accretion of beneficial conversion feature:
Related party	(208)	(599)
Other	(444)	(648)
Preferred stock dividends:
Related party	(1,364)	(1,140)
Other	$ (1,348)	$ (948)
Income tax
Net loss before non-controlling interest	$ (7,379)	$ (8,099)
Net loss attributable to non-controlling interest
Net loss attributable to common stockholders	$ (7,379)	$ (8,099)
Basic and diluted loss per common share	$ (39.61)	$ (44.75)
Weighted average common shares outstanding, basic and diluted	181	186